Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash flows from operating activities:
Net (loss) income		$ (273,198)	$ 488,778
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization		250,101	163,172
Gain on disposal of assets held for sale (Note 3)			(67,714)
Non-cash advisory shares (Note 4)		650,642
Changes in operating assets and liabilities:
Accounts receivable		1,010,187	(1,075,292)
Prepaid and other current assets		34,714	24,461
Operating lease right of use assets		(799)
Accounts payable and accrued expenses		(191,041)	184,884
Contract liabilities		(334,936)	444,958
Lease liabilities		4,528
Other current liabilities		124,535	247,623
Net cash provided by operating activities		1,274,733	410,870
Cash flows from investing activities:
Cash acquired in reverse merger (Note 4)		253,214
Proceeds from sale of assets held for sale (Note 3)			132,000
Net cash provided by investing activities		253,214	132,000
Cash flows from financing activities:
Contributions			296,085
Distributions			(744,000)
Repayments of consideration payable		(291,500)
Net cash used in financing activities		(291,500)	(447,915)
Net increase in cash		1,236,447	94,955
Cash, beginning of period		15,265	131,107		$ 131,107
Cash, end of period		1,251,712	226,062	$ 131,107	15,265
Successor
Cash flows from operating activities:
Net (loss) income				5,506,904	(835,431)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization				589,516	862,305
Gain on disposal of assets held for sale (Note 3)					(67,714)
Changes in operating assets and liabilities:
Accounts receivable				2,275,486	(1,422,460)
Accounts payable and accrued expenses				(264,003)	1,448,123
Contract liabilities				(289,820)	664,004
Other current liabilities				(80,000)	1,845,759
Other current assets				1,344,752	(158,627)
Net cash provided by operating activities				9,082,835	2,335,959
Cash flows from investing activities:
Proceeds from sale of assets held for sale (Note 3)				100,000	132,000
Purchase of property, plant and equipment (Note 3)				(91,216)	(38,927)
Investment in loan receivable - related party (Note 12)				(1,045,315)	(38,145)
Net cash provided by investing activities				(1,036,531)	54,928
Cash flows from financing activities:
Contributions				81,452	3,889,834
Distributions				(8,015,429)	(5,891,980)
Repayments of consideration payable					(485,833)
Proceeds from (repayment of) a related party loan				18,750	(18,750)
Net cash used in financing activities				(7,915,227)	(2,506,729)
Net increase in cash				131,077	(115,842)
Cash, beginning of period		$ 15,265	$ 131,107	30	131,107
Cash, end of period	$ 30			131,107	15,265
Supplemental disclosure of cash flow information:
Goodwill recognized due to change in control transaction				4,851,136
Property, plant, and equipment revaluation due to change in control transaction				1,810,558
Acquisition of property and equipment through consideration payable (Note 3)					$ 2,332,000
Predecessor
Cash flows from operating activities:
Net (loss) income	143,407
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	239,330
Gain on disposal of assets held for sale (Note 3)
Changes in operating assets and liabilities:
Accounts receivable	(1,230,416)
Accounts payable and accrued expenses	645,683
Contract liabilities	567,400
Other current liabilities	15,000
Other current assets	(1,382,772)
Net cash provided by operating activities	(1,002,368)
Cash flows from investing activities:
Proceeds from sale of assets held for sale (Note 3)
Purchase of property, plant and equipment (Note 3)	(57,940)
Investment in loan receivable - related party (Note 12)
Net cash provided by investing activities	(57,940)
Cash flows from financing activities:
Contributions	3,024,242
Distributions	(6,686,808)
Repayments of consideration payable
Proceeds from (repayment of) a related party loan
Net cash used in financing activities	(3,662,566)
Net increase in cash	(4,722,874)
Cash, beginning of period	4,722,904			$ 30
Cash, end of period	30
Supplemental disclosure of cash flow information:
Goodwill recognized due to change in control transaction
Property, plant, and equipment revaluation due to change in control transaction
Acquisition of property and equipment through consideration payable (Note 3)